Average Annual Total Returns - Nationwide Small Company Growth Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares Since Fund Inception	Class A Shares Fund Inception Date	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares Since Fund Inception	Institutional Service Class Shares Fund Inception Date	Institutional Service Class Shares After Taxes on Distributions 1 Year	Institutional Service Class Shares After Taxes on Distributions 5 Years	Institutional Service Class Shares After Taxes on Distributions Since Fund Inception	Institutional Service Class Shares After Taxes on Distributions Fund Inception Date	Institutional Service Class Shares After Taxes on Distributions and Sales of Shares 1 Year	Institutional Service Class Shares After Taxes on Distributions and Sales of Shares 5 Years	Institutional Service Class Shares After Taxes on Distributions and Sales of Shares Since Fund Inception	Institutional Service Class Shares After Taxes on Distributions and Sales of Shares Fund Inception Date	Russell 2000® Growth Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	Russell 2000® Growth Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	Russell 2000® Growth Index (The Index does not pay sales charges, fees, expenses or taxes.) Since Fund Inception	Russell 2000® Growth Index (The Index does not pay sales charges, fees, expenses or taxes.) Fund Inception Date
Total	37.76%	20.51%	18.79%	Jan. 03, 2012	46.48%	22.12%	19.77%	Jan. 03, 2012	42.91%	20.27%	17.54%	Jan. 03, 2012	30.03%	17.71%	15.87%	Jan. 03, 2012	34.63%	16.36%	15.47%